TOWER CONSTRUCTION & TECHNICAL SERVICES, INC. (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Acquisition Of Tower Construction Technical Services Inc [Abstract]
Schedule of assets acquired and liabilities assumed
$
Liabilities assumed:
Bank indebtedness	(52,042)
Accounts payable	(5,201)
Due to related parties	(127,655)
Net liabilities of TCTS	(184,898)
Net assets attributed to non-controlling interest	—
Net liabilities assumed	(184,898)